Post Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

	12-31-2024	12-31-2023
	ThCh$	ThCh$
Employee severance indemnities	44,239,203	43,374,602
Complementary Pension	15,680,273	14,208,449
Health Plans	2,597,708	2,383,550
Energy Supply Plans	3,080,972	2,853,443
Total post-employment obligations, net	65,598,156	62,820,044

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the years ended December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,650,001)	(1,454,028)	(1,362,838)
Defined benefit plan interest cost (1)	(3,478,747)	(3,179,469)	(3,072,155)
Past service cost	—	—	(31,456)
Expenses recognized in Profit or Loss	(5,128,748)	(4,633,497)	(4,466,449)
Gains (losses) from remeasurement of defined benefit plans	(3,051,575)	(27,122)	(7,304,757)
Total expense recognized in the Statement of Comprehensive Income	(8,180,323)	(4,660,619)	(11,771,206)

(1) See Note 34.

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

ThCh$
Balance as of January 1, 2023	62,699,415
Current service cost	1,454,028
Interest cost	3,179,469
Actuarial (gains) losses from changes in financial assumptions	279,660
Actuarial (gains) losses from changes in experience adjustments	(252,538)
Foreign currency translation differences	38,189
Contributions paid	(5,115,909)
Transfer of employees	537,730
Balance as of December 31, 2023	62,820,044
Current service cost	1,650,001
Interest cost	3,478,747
Actuarial (gains) losses from changes in financial assumptions	1,198,340
Actuarial (gains) losses from changes in experience adjustments	1,853,235
Foreign currency translation differences	(221,095)
Contributions paid	(5,489,643)
Transfer of employees	308,527
Balance as of December 31, 2024	65,598,156

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2024 and 2023, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2024	12-31-2023
Discount rates used	5.10%	5.31%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	8.74%	6.80%
Mortality tables	CB-H-2020 and RV-M-2020	CB-H-2014 and RV-M-2014

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 12.18 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	6,799,514
2	6,817,977
3	6,940,791
4	7,007,504
5	6,843,752
6 to 10	31,739,715